Commitments and Contingencies - Future Minimum rental commitments - (Details) - Evolv Technologies Holdings, Inc. $ in Thousands	Jun. 30, 2021 USD ($)
2021 (remaining six months)	$ 185
2022	1,116
2023	1,150
2024	981
Total	$ 3,432